Legal Matters (Details) - WesternGeco [Member] - Settled Litigation [Member] $ in Millions			1 Months Ended					36 Months Ended
	Oct. 30, 2015	Aug. 31, 2012 USD ($)	May 31, 2014 USD ($)	Apr. 30, 2014 USD ($)	Oct. 31, 2013 USD ($)	Aug. 31, 2012 USD ($)	Jun. 30, 2009 Patent	Jul. 02, 2015 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)
Legal Matters (Textual) [Abstract]
Number of patent apparatus claims contained | Patent							4
Total damages awarded		$ 105.9	$ 123.8
Accrual for loss contingency related to legal proceedings									$ 22.0	$ 123.8
Prejudgment interest expense accrued								$ 10.9
Number of days to request writ to review Case	90 days
Collateral requested for appeal bond									$ 11.0
Lost Royalties [Member]
Legal Matters (Textual) [Abstract]
Total damages awarded		12.5
Lost Profits [Member]
Legal Matters (Textual) [Abstract]
Total damages awarded		$ 93.4		$ 9.4	$ 73.1	$ 93.4
Reduction in damages awarded in case				$ 3.0
Accrual for loss contingency related to legal proceedings			$ 123.8